Discontinued Operations And Deconsolidation	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Discontinued Operations And Deconsolidation [Abstract]
DISCONTINUED OPERATIONS AND DECONSOLIDATION

NOTE 5 – DISCONTINUED OPERATIONS

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meets the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major assets, other assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations.

Disposition of a Subsidiary: On November 8, 2024, the Company entered into a Settlement Agreement and Release (the “Settlement Agreement”) with a shareholder of the Company and a subsidiary of the Company to sell the subsidiary to the shareholder or his nominee subject to the Company obtaining shareholder approval. As required by the Settlement Agreement, a Share Purchase Agreement was entered into between the same parties dated December 23, 2024 providing that the Company, subject to it obtaining shareholder approval, will sell the subsidiary to the officer of the Company in consideration of GBP 1,000 (approximately $1,255 at December 31, 2024).

The subsidiary comprises our financial services operating segment. As a result of the planned disposition of the subsidiary, the financial services operating segment meets the held for sale criteria of ASC 205-20. Accordingly, the historical results of operations of the financial services operating segment has been reflected as discontinued operations in our consolidated financial statement for all periods prior to the Settlement Agreement on November 8, 2024.

General Support Services Reporting Segment: In connection with a securities and purchase agreement and call option the Company entered into on December 15, 2024 to acquire a business (see Note 15) and the disposition of a subsidiary, the Company’s business will be focused on the defense sector. As of December 15, 2024, the Company determined that it would cease operations of its General Support Services operating segment. As a result, the general support services operating segment meets the discontinued operations criteria of ASC 205-20. Accordingly, the historical results of operations of the financial services operating segment has been reflected as discontinued operations in our consolidated financial statement for all periods prior to December 15, 2024.

Summary Reconciliation of Discontinued Operations

The following table presents the results of operations of the Company classified as discontinued operations for the periods presented:

	Three months ended December 31,	For the Years Ended September 30,
	2024	2024	2023
REVENUES
Revenue - general support services - related party	$—	$4,800,000	$19,200,000
Revenue - financial services	403,558	1,113,461	2,097,642
Total revenues	403,558	5,913,461	21,297,642

COSTS OF REVENUES
Cost of revenue - general support services - related party	—	4,650,000	18,775,000
Cost of revenue - financial services	42,944	264,945	2,865,783
Total costs of revenues	42,944	4,914,945	21,640,783

GROSS PROFIT (LOSS)
Gross profit - general support services - related party	—	150,000	425,000
Gross profit (loss) - financial services	360,614	848,516	(768,141)
Total gross profit (loss)	360,614	998,516	(343,141)

OPERATING EXPENSES:
Advertising	91	44,488	15,243
Professional fees	187,006	747,252	857,364
Compensation and related benefits	159,240	825,315	702,625
Amortization of intangible assets	3,370	13,813	8,549
Bad debt expense – related parties	—	6,141,000	650,285
Other general and administrative	75,534	300,071	226,262
Impairment loss	—	—
Total operating expenses	425,241	8,071,939	2,460,328

LOSS FROM OPERATIONS	(64,627)	(7,073,423)	(2,803,469)

OTHER (EXPENSE) INCOME:
Interest expense - related parties	(82,186)	(162,621)	(1,213)
Loss on extinguishment of vendor obligations	—	—
Gain on extinguishment of vendor obligations	—	—
Gain on termination of GSS GSA – related party	—	6,082,962
Gain on extinguishment of due to affiliates	—	—
Other (expense) income	(11,162)	12,161	36,568
Total other (expense) income, net	(93,348)	5,932,502	35,355
NET LOSS	$(157,975)	$(1,140,921)	$(2,768,114)

The following tables presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of the periods presented:

	December 31,	September 30,	September 30,
	2024	2024	2023
Cash	$148,679	$3,305	$11,470
Customer custodial funds	811,265	31,781	672,500
Customer digital currency assets	22,930	615,362	—
Due from affiliates	50,768	35,046	2,039,274
Notes receivable, related parties, net	—	—	162,820
Other classes of current assets that are not major	55,410	35,756	26,644
Total current assets	1,089,052	721,250	2,912,708
Other classes of non-current assets that are not major	14,887	19,290	33,000
Total assets	$1,103,939	$740,540	$2,945,708

	December 31,	September 30,	September 30,
	2024	2024	2023
Accounts payable	$504,249	$448,307	$138,666
Customer custodial cash liabilities	972,941	827,589	1,443,011
Customer digital currency liabilities	10,514	23,605	—
Due to affiliates	479,608	537,053	5,552,931
Loan payable, related parties, current	682,875	720,515	—
Interest payable, related parties, current	203,755	169,052	—
Accrued expenses and other current liabilities	308,567	357,835	208,228
Total current liabilities	3,162,509	3,083,956	7,342,836
Loan payable – related parties, net of current portion	17,368	26,362	150,619
Interest payable – related parties, net of current portion	—	2,474	1,208
Total liabilities	$3,179,877	$3,112,792	$7,494,663

The above tables exclude intercompany payables that are eliminated within our consolidated balance sheets.

NOTE 4 – DISCONTINUED OPERATIONS AND DECONSOLIDATION

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meets the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major assets, other assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations.

Disposition of a Subsidiary: On November 8, 2024, the Company entered into a Settlement Agreement and Release (the “Settlement Agreement”) with a shareholder of the Company and a subsidiary of the Company to sell the subsidiary to the shareholder or his nominee subject to the Company obtaining shareholder approval. As required by the Settlement Agreement, a Share Purchase Agreement was entered into between the same parties dated December 23, 2024 providing that the Company, subject to it obtaining shareholder approval, will sell the subsidiary to the officer of the Company in consideration of GBP 1,000. On August 5, 2025, the Company was notified that on July 29, 2025, Match Financial, the subsidiary’s direct parent, was placed into administration in the United Kingdom pursuant to the Insolvency Act 1986 resulting in the appointment of two administrators (the “Administrators”). The administration was initiated by the shareholder. According to the notice sent to the Company, on July 29, 2025, the Administrators completed a pre-packaged sale of Match Financial’s entire shareholding of the subsidiary to a newly formed entity owned by Mr. Khurshid. The transaction results in the divestiture of the subsidiary effective as of July 29, 2025.

The subsidiary comprises our financial services operating segment. As a result of the planned disposition of the subsidiary, the financial services operating segment meets the held for sale criteria of ASC 205-20. Accordingly, the historical results of operations of the financial services operating segment has been reflected as discontinued operations in our consolidated financial statement for all periods prior to the Settlement Agreement on November 8, 2024.

During the preparation of the consolidated financial statements for the quarter ended June 30, 2025, management was unable to obtain complete financial data from the subsidiary due to the subsidiary’s personnel being uncooperative, not providing the information needed and loss of direct access to the subsidiary’s systems. As a result, the financial results of the discontinued operations for the period beginning April 1, 2025 and ending July 29, 2025 are based on reasonable estimates derived from historical operating trends and partial information available to the Company. Management believes the estimates used are reasonable under the circumstances. Furthermore, as a result of the sale of the subsidiary completed during the administration, the Company deconsolidated the subsidiary as of July 29, 2025. Therefore, the Company reported no assets or liabilities of the subsidiary as of September 30, 2025 and recognized a net gain on deconsolidation of approximately $2,491,000, which has been reflected as a component of other (expense) income on the accompanying consolidated statements of operations and comprehensive loss.

Summary Reconciliation of Discontinued Operations

The following tables present the balance sheets and the results of operations of the Company classified as discontinued operations for the periods presented:

	September 30,	December 31,
	2025	2024
	(Unaudited)	(Audited)
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$-	$148,679
Customer custodial funds	-	811,265
Customer digital currency assets	-	22,930
Digital assets	-	550
Due from affiliates	-	50,768
Other current assets	-	54,860

TOTAL CURRENT ASSETS	-	1,089,052

NON-CURRENT ASSETS:
Intangible assets, net	-	14,887

TOTAL NON-CURRENT ASSETS	-	14,887

TOTAL ASSETS	$-	$1,103,939

LIABILITIES AND STOCKHOLDERS’ DEFICIT

CURRENT LIABILITIES:
Accounts payable	$-	$504,249
Customer custodial cash liabilities	-	972,941
Customer digital currency liabilities	-	10,514
Due to affiliates	-	479,608
Loans payable - related parties, current	-	682,875
Interest payable - related parties, current	-	203,755
Accrued expenses and other current liabilities	-	308,567

TOTAL CURRENT LIABILITIES	-	3,162,509

NON-CURRENT LIABILITIES:
Loan payable - related parties, net of current portion	-	17,368

TOTAL NON-CURRENT LIABILITIES	-	17,368

TOTAL LIABILITIES	-	3,179,877
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
REVENUES
Revenue - financial services	83,309	226,960	568,860	661,931
Total revenues	83,309	226,960	568,860	661,931

COSTS OF REVENUES
Cost of revenue - financial services	16,371	15,558	95,929	128,492
Total costs of revenues	16,371	15,558	95,929	128,492

GROSS PROFIT (LOSS)
Gross profit (loss) - financial services	66,938	211,402	472,931	533,439
Total gross profit (loss)	66,938	211,402	472,931	533,439

OPERATING EXPENSES:
Advertising	2,260	113	9,950	23,036
Professional fees	36,480	165,950	273,835	599,978
Compensation and related benefits	42,327	157,419	331,057	591,856
Amortization of intangible assets	1,030	3,445	7,727	10,360
Other general and administrative	20,343	114,559	169,187	235,241

Total operating expenses	102,440	441,486	791,756	1,460,471

LOSS FROM OPERATIONS	(35,502)	(230,084)	(318,825)	(927,032)

OTHER (EXPENSE) INCOME:
Interest expense - related parties	(23,318)	(149,523)	(189,664)	(161,029)
Gain on termination of GSS GSA – related party	-	6,082,962	-	6,082,962
Other income (expense)	(1,444)	(31,136)	47,518	(14,943)

Total other income (expense), net	(24,762)	5,902,303	(142,146)	5,906,990

LOSS BEFORE INCOME TAXES	(60,264)	5,672,219	(460,971)	4,979,958

INCOME TAXES	-	-	-	-

NET LOSS FROM DISCONTINUED OPERATIONS	$(60,264)	5,672,219	(460,971)	$4,979,958